COMMITMENTS AND CONTINGENCIES - Future maturities of operating and finance leases (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
2021 (remainder of year)	$ 127,491,000
2022	446,004,000
2023	250,739,000
2024	258,262,000
2025	220,572,000
Total	1,303,068,000
Less: interest	(114,584,000)
Total lease liability	1,188,484,000
Finance Leases
2021 (remainder of year)	10,085,000
2022	48,249,000
2023	33,371,000
Total	91,705,000
Less: interest	(2,737,000)
Total lease liability	$ 88,968,000
ENERGY VAULT HOLDINGS, INC
Operating Leases
2022		$ 450,500
2023		243,436
2024		250,739
2025		258,262
2025		220,572
Total		1,423,508
Less: interest		(153,250)
Total lease liability		1,270,259
Finance Leases
2022		31,608
2023		39,971
2024		24,241
Total		95,820
Less: interest		(2,536)
Total lease liability		$ 93,285